Summary of stock option activity (Details) - Equity Option [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Offsetting Assets [Line Items]
Number of Options, Beginning balance	117,703	121,920
Weighted - Average Exercise Price Per Share, Beginning balance	$ 393.71	$ 382.50
Weighted - Average Remaining Contractual Term (In Years)	5 years 25 days	6 years 5 months 4 days	7 years 7 months 2 days
Aggregate Intrinsic Value, Beginning balance
Number of Options, Forfeited	(3,417)	(3,011)
Weighted - Average Exercise Price Per Share, Forfeited	$ 198.71	$ 277.00
Number of Options, Expired	(227)	(1,507)
Weighted - Average Exercise Price Per Share, Expired	$ 785.66	$ 424.00
Number of Options, Ending balance	114,059	117,703	121,920
Weighted - Average Exercise Price Per Share, Ending balance	$ 388.45	$ 393.71	$ 382.50
Aggregate Intrinsic Value, Ending balance
Number of Options, Vested	114,059	117,582
Weighted - Average Exercise Price Per Share, Vested	$ 388.45	$ 384.00
Weighted - Average Remaining Contractual Term (In Years), Vested	5 years 25 days	6 years 5 months 4 days
Number of Options, Exercisable	105,840	97,973
Weighted - Average Exercise Price Per Share, Exercisable	$ 404.00	$ 421.00
Weighted - Average Remaining Contractual Term (In Years), Exercisable	4 years 11 months 8 days	6 years 3 months 14 days
Number of Options, Granted		180
Weighted - Average Exercise Price Per Share, Granted		$ 34.00
Number of Options, Exercised
Weighted - Average Exercise Price Per Share, Exercised